VARIABLE INTEREST ENTITIES (Details)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Current assets
Cash	¥ 109,991,674	$ 15,135,358	¥ 104,125,800
Restricted cash	848,936	116,817	731,545
Notes receivable	1,341,820	184,641	3,742,390
Accounts receivable, net	38,631,762	5,315,907	27,453,415
Inventories, net	1,128,912	155,343	6,330,701
Loans to third parties	208,928,370	28,749,500	123,055,874
Purchase advances, net	5,156,550	709,565	2,680,456
Contract costs, net	48,335,817	6,651,230	49,572,685
Prepaid expenses	401,586	55,260	350,119
Total Current Assets	506,485,249	69,694,689	504,413,173
Property and equipment, net	22,137,940	3,046,282	24,752,864
Construction in progress	219,132	30,154	0
Long-term other receivables, net			3,640
Operating lease right-of-use assets, net - non-current	23,547,193	3,240,202	2,654,900
Total Assets	552,389,514	76,011,327	531,824,577
LIABILITIES
Short-term bank loans	12,425,959	1,709,869	12,451,481
Accounts payable	10,187,518	1,401,849	10,791,721
Contract liabilities	1,820,481	250,507	2,748,365
Accrued payroll and employees' welfare	3,237,164	445,449	2,382,516
Taxes payable	993,365	136,692	1,163,006
Short-term borrowings - related parties	10,002,875	1,376,441	20,018,222
Operating lease liabilities - current	3,741,247	514,812	3,066,146
Total Current Liabilities	47,477,363	6,533,102	61,032,862
Operating lease liabilities - non-current	3,971,285	546,467	25,144
Long-term borrowings - related party	10,000,000	1,376,046
Total Liabilities	61,455,617	8,456,574	92,673,674
VIE
Current assets
Cash	35,357,534	4,865,359	37,661,118
Restricted cash	848,936	116,817	731,545
Notes receivable	1,341,820	184,641	3,742,390
Accounts receivable, net	38,631,762	5,315,907	27,453,415
Inventories, net	1,128,912	155,343	6,330,701
Loans to third parties	31,008,330	4,266,888	37,770,188
Purchase advances, net	30,691	4,223	1,592,761
Contract costs, net	48,335,817	6,651,230	49,572,685
Prepaid expenses	138,683	19,083	121,329
Operating lease right-of-use assets, net - current	1,026,599	141,265	0
Total Current Assets	161,363,860	22,204,405	176,594,407
Property and equipment, net	22,137,940	3,046,282	24,752,864
Long-term other receivables, net	0	0	3,640
Operating lease right-of-use assets, net - non-current	7,695,347	1,058,915	2,654,900
Total Assets	191,197,147	26,309,602	204,005,811
LIABILITIES
Short-term bank loans	12,425,959	1,709,869	12,451,481
Accounts payable	10,187,518	1,401,849	10,791,721
Contract liabilities	1,820,481	250,507	2,748,361
Accrued payroll and employees' welfare	2,030,300	279,379	1,048,061
Intercompany payables	269,423,190	37,073,865	263,935,922
Taxes payable	933,219	128,415	1,163,237
Short-term borrowings - related parties	10,002,875	1,376,441	20,018,222
Operating lease liabilities - current	3,741,247	514,812	3,066,146
Total Current Liabilities	313,977,090	43,204,685	320,484,201
Operating lease liabilities - non-current	3,971,285	546,467	25,144
Long-term borrowings - related party	10,000,000	1,376,046	0
Total Liabilities	327,948,375	45,127,198	320,509,345
Third Parties
Current assets
Accounts receivable, net	38,631,762	5,315,907	27,453,415
Other receivables, net	3,352,052	461,258	2,185,733
LIABILITIES
Other payables	2,769,685	381,121	5,819,010
Third Parties | VIE
Current assets
Other receivables, net	3,514,776	483,649	11,618,275
LIABILITIES
Other payables	1,160,065	159,630	3,904,135
Related Parties
Current assets
Other receivables, net	275,976	37,976
Operating lease right-of-use assets, net - non-current	1,769,840	243,538	335,976
Operating lease right-of-use assets, net - non-current	1,769,840	243,538	335,976
LIABILITIES
Other payables	2,299,069	316,362	2,592,395
Operating lease liabilities - current	1,775,114	244,264	335,976
Operating lease liabilities - non-current	335,976	46,232	0
Related Parties | VIE
LIABILITIES
Other payables	¥ 2,252,236	$ 309,918	¥ 1,356,915